ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE

(4) ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2010	2011
Accounts receivable	59,195,998	84,634,677
Allowance for doubtful accounts	(304,796)	(1,323,490)

Accounts receivable, net	58,891,202	83,311,187

The following table presents movement of the allowance for doubtful accounts:

	Year ended December 31,
	2009	2010	2011
Balance at the beginning of year	3,516,047	348,862	304,796
Additions/(reversals) charged to bad debt expense	(2,604)	(209,845)	1,576,739
Reversals/(write-offs) charged against the allowance	(3,164,581)	165,779	(558,045)

Balance at the end of year	348,862	304,796	1,323,490

The write-offs charged against the allowance of 2009, 2010 and 2011 accounts receivable balances related to a combination of multiple accounts receivables, including accounts receivables from individual and corporate customers, delivery companies and travel suppliers.